INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

NOTE 7 – INVENTORIES

	As of December 31,
	2022	2021
Mobile handsets and others	6,938	4,947
Inventories for construction projects	—	1,751
Subtotal	6,938	6,698
Allowance for obsolescence of inventories	(490)	(630)
Total inventories	6,448	6,068

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2022	2021
At the beginning of the year	(630)	(746)
Increase	(212)	(92)
Decreases	352	208
At the end of the year	(490)	(630)